Summary of Significant Accounting Policies (Table)	6 Months Ended
Jun. 30, 2017
Accounting Policies [Abstract]
Property Plant And Equipment (Table)
Type	Life
Building & Improvements	15 to 39 years
Equipment	5 to 10 years
Equipment Leased	7 years
Furniture & Fixture	5 to 15 years
Office Equipment	5 to 10 years
Vehicle	5 years